CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 4,007	$ 101		$ 3
COST OF REVENUES	2,126
GROSS PROFIT	1,881	101		3
RESEARCH AND DEVELOPMENT EXPENSES, net	32,969	25,241		17,771
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	12,014	1,555	[1]	1,386	[1]
GENERAL AND ADMINISTRATIVE EXPENSES	8,025	3,848	[1]	2,748	[1]
OTHER EXPENSES	845			100
OPERATING LOSS	51,972	30,543		22,002
FINANCIAL INCOME	6,505	1,548		1,124
FINANCIAL EXPENSES	77	375		212
FINANCIAL INCOME, net	(6,428)	(1,173)		(912)
LOSS AND COMPREHENSIVE LOSS FOR THE YEAR	$ 45,544	$ 29,370		$ 21,090
LOSS PER ORDINARY SHARE (U.S. dollars):
Basic (in dollars per share)	$ 0.26	$ 0.23		$ 0.19
Diluted (U.S. dollars)	$ 0.26	$ 0.24		$ 0.19

[1]	*Reclassified to conform to the current year presentation.